Offsets	Jul. 24, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-281101
Initial Filing Date	Jul. 30, 2024
Fee Offset Claimed	$ 16,974.00
Explanation for Claimed Amount	N/A
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	AEI CapForce II Investment Corp
Form or Filing Type	S-1
File Number	333-281101
Filing Date	Jul. 30, 2024
Fee Paid with Fee Offset Source	$ 16,974.00